Note 27 - Foreign exchange control measures in Argentina	12 Months Ended
Dec. 31, 2020
Foreign exchange rates [abstract]
Note 27 - Foreign exchange control measures in Argentina

27                  Foreign exchange control measures in Argentina

Beginning in September 2019, the Argentine government has imposed and continues to impose significant restrictions on foreign exchange transactions. The main currently applicable measures are described below:

  Foreign currency proceeds derived from exports of goods must be sold into the Argentine foreign exchange market and converted into Argentine pesos within 60 days from shipment date (if made to related parties) or 180 days from shipment date (if made to unrelated parties), or within 5 days of collection, if collected earlier.

  Foreign currency proceeds from exports of services must be sold into the Argentine foreign exchange market and converted into Argentine pesos within 5 business days of collection.

  Access to the Argentine foreign exchange market to pay for imports of services rendered by related parties (including royalties) is subject to Argentine Central Bank approval.

  Access to the Argentine foreign exchange market to pay for imports of goods and services provided by third parties requires the importer not to have more than $100,000 deposited in any foreign account. In addition, it will have to declare it has not accessed the market to purchase bonds and sell them for foreign currency for a period of 90 days prior to the required payment of imports, and will not do so for a period of 90 days after the Argentine Central Bank provides the foreign currency.

  Access to the Argentine foreign exchange market to pay debt service (principal and interests) for financial debts with related parties requires prior Argentine Central Bank approval, unless such debts are obtained and sold into the Argentine foreign exchange market and converted into Argentine pesos after October 2, 2020 and carry an average life of no less than 2 years.

  Debts with foreign creditors larger than $1 million maturing between October 15, 2020 and March 31, 2021 will need to be refinanced in at least 60% of outstanding principal and for a minimum period of 2 years.

  Access to the Argentine foreign exchange market to make dividend payments generally requires prior Argentine Central Bank approval.

When required, Argentine Central Bank approvals are granted on a very restricted basis.

Tenaris’s Argentine subsidiaries continue to have access to the official foreign currency markets for their foreign exchange transactions. Therefore, assets and liabilities denominated in foreign currency as of December 31, 2020, have been valued at the prevailing official exchange rates.

Tenaris’s financial position in Argentine peso as of December 31, 2020, amounted to a net short exposure of approximately $39.6 million. As of December 31, 2020, the total net equity of Argentine subsidiaries represented approximately 8% of the total equity of Tenaris and the sales performed by Argentine subsidiaries during the year ended on December 31, 2020 amounted approximately to 12% of Tenaris’s total sales.

Management continues to monitor closely the evolution of the main variables affecting its business, identifying the potential impact thereof on its financial and economic situation and determining the appropriate course of action in each case. The Company’s Consolidated Financial Statements should be read taking into account these circumstances.

As the context of volatility and uncertainty remains in place as of the issue date of these Consolidated Financial Statements, additional Argentine Central Bank regulations that could be imposed in the future could further restrict our Argentine subsidiary’s ability to access the official foreign exchange market.